Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

16005224

Received SEC

DEC 07 2016

Washington, DC 20549

CERT NYS
File No. 001-16269

December 7, 2016

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the American Depositary Shares ("ADSs") (each representing the right to receive twenty Series A shares), and Series A shares, without par value of AMÉRICA MÓVIL, S.A.B. DE C.V (application for the Series A shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares) pursuant to the requirements of the Securities and Exchange Commission), under the Exchange Act of 1934.

Sincerely,

Silvio Conte